CASH AND CASH EQUIVALENTS	12 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS
The balance of cash and cash equivalents as of September 30, 2024 and 2025 is RMB20,618,058 and RMB 62,247,145 (US$8,743,805), respectively.